Condensed Financial Information of Company Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 121,228	$ 116,589	$ 139,406	$ 123,320
Total current assets	351,661	338,257
Non-current assets:
Other non-current asset	2,608	3,045
Total non-current assets	19,568	20,373
Total assets	371,229	358,630
Current Liabilities:
Accrued expenses and other current liabilities	22,634	18,912
Total liabilities	148,378	131,254
Charm Communications Inc.'s equity
Ordinary shares (US$0.0001 par value per share; 207,000,000 and 207,000,000 shares authorized; 76,669,573 and 81,401,128 shares issued and outstanding as of December 31, 2012 and December 31, 2013, respectively)	8	8
Additional paid-in capital	87,597	100,850
Accumulated other comprehensive income	22,611	15,652
Total Charm Communications Inc. shareholders' equity	211,837	217,735
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY	371,229	358,630
Charm Communications Inc.
Current Assets:
Cash and cash equivalents	14,564	2,227	15,113	25,492
Due from subsidiaries	37,600	67,175
Investment in subsidiaries and variable interest entities	158,933	147,535
Other current assets	461	1,206
Total current assets	211,558	218,143
Non-current assets:
Other non-current asset	1,593	357
Total non-current assets	1,593	357
Total assets	213,151	218,500
Current Liabilities:
Accrued expenses and other current liabilities	1,314	765
Total liabilities	1,314	765
Charm Communications Inc.'s equity
Ordinary shares (US$0.0001 par value per share; 207,000,000 and 207,000,000 shares authorized; 76,669,573 and 81,401,128 shares issued and outstanding as of December 31, 2012 and December 31, 2013, respectively)	8	8
Additional paid-in capital	87,597	100,850
Retained earnings	101,621	101,225
Accumulated other comprehensive income	22,611	15,652
Total Charm Communications Inc. shareholders' equity	211,837	217,735	235,959	179,398
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY	$ 213,151	$ 218,500